26 EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Schedule of actuarial employee benefit assets and liabilities

The actuarial calculations are updated at the end of each annual reporting period by outside actuaries and presented in the financial statements pursuant to IAS19 - Employee Benefits.

				Consolidated
	12/31/2019	12/31/2018	12/31/2019	12/31/2018
	Actuarial asset		Actuarial liabilities
Benefits of pension plans	(13,714)	(99,894)	19,788	7,982
Post-employment healthcare benefits			892,396	897,137
	(13,714)	(99,894)	912,184	905,119

Schedule of reconciliation of employee benefits' assets and liabilities

The reconciliation of employee benefits’ assets and liabilities is as follows:

	12/31/2019	12/31/2018
Present value of defined benefit obligation	3,581,460	3,087,433
Fair value of plan assets	(3,894,488)	(3,403,906)
Deficit(Surplus)	(313,028)	(316,473)
Restriction to actuarial assets due to recovery limitation	319,102	224,561
Liabilities (Assets), net	6,074	(91,912)
Liabilities	19,788	7,982
Assets	(13,714)	(99,894)
Net (assets) recognized in the balance sheet	6,074	(91,912)

Schedule of defined benefit obligation

The movement in the present value of the defined benefit obligation during 2019 is as follows:

	12/31/2019	12/31/2018
Present value of obligations at the beginning of the year	3,087,433	3,077,849
Cost of service	1,093	1,169
Interest cost	283,487	304,132
Participant contributions made in the period	2,126
Benefits paid	(269,995)	(280,493)
Actuarial loss/(gain)	477,316	(15,224)
Present value of obligations at the end of the year	3,581,460	3,087,433

Schedule of changes in fair value of the plan assets

The movement in the fair value of the plan assets during 2019 is as follows:

	12/31/2019	12/31/2018
Fair value of plan assets at the beginning of the year	(3,403,906)	(3,305,356)
Interest income	(314,102)	(327,830)
Benefits Paid	269,995	280,493
Participant contributions made in the period	(2,127)
Return on plan assets (less interest income)	(444,348)	(51,213)
Fair value of plan assets at the end of the year	(3,894,488)	(3,403,906)

Schedule of employee benefits recognized in the income statement

The amounts recognized in the income statement for the year ended December 31, 2019, 2018 and 2017 are comprised as follows:

	12/31/2019	12/31/2018	12/31/2017
Cost of current service	1,093	1,169	1,285
Interest cost	283,487	304,132	322,359
Expected return on plan assets	(314,102)	(327,830)	(360,013)
Interest on the asset ceiling effect	21,502	16,340	26,843
otal costs / (income), net	(8,020)	(6,189)	(9,526)

Schedule of actuarial gains and losses

The movement in the actuarial gains and losses in 2019, 2018 and 2017 are as follows:

	12/31/2019	12/31/2018	12/31/2017
Actuarial losses and (gains)	477,316	(15,224)	166,540
Return on plan assets (less interest income)	(444,348)	(51,213)	(36,627)
Change in the asset’s limit (excluding interest income)	73,039	50,058	(97,882)
Total cost of actuarial losses and (gains)	106,007	(16,379)	32,031
Actuarial losses and (gains) recognized in other comprehensive income			32,037
Unrecognized actuarial (gains)			(6)
Total cost of actuarial losses and (gains)	106,007	(16,379)	32,031

Schedule of breakdown of actuarial gains or losses

Breakdown of actuarial gains or losses, according paragraph 141 of IAS19:

12/31/2019
Loss due to change in financial assumptions	472,715
Loss due to experience adjustments	4,601
Return on plan assets (less interest income)	(444,348)
Change in asset limit (excluding interest income)	73,039
Actuarial losses and (gains)	106,007

Schedule of actuarial assumptions used

The main actuarial assumptions used were as follows:

	12/31/2019	12/31/2018
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value
Nominal discount rate	Millennium Plan: 6.98% Plan 35%: 6.75% Supplementation: 6.81%	Millennium Plan: 9.69% Plan 35%: 9.60% Supplementation: 9.59%

Inflation rate	3.61%	4.75%
Nominal salary increase rate	4.65%	5.80%
Nominal benefit increase rate	3.61%	4.75%
Rate of return on investments	Millennium Plan: 6.98% Plan 35%: 6.75% Supplementation: 6.81%	Millennium Plan: 9.69% Plan 35%: 9.60% Supplementation: 9.59%

General mortality table	Millennium Plan: AT-2000 smoothed down by 10% segregated by gender. Plans 35%: AT-2000 Male aggravated by 15%. Supplementation: AT-2000 aggravated by 10% segregated by gender.	Millennium Plan: AT-2000 smoothed down by 10% segregated by gender. Plans 35%: AT-2000 Male aggravated by 15%. Supplementation: AT-2000 aggravated by 10% segregated by gender.
Disability table	35% Plan and Supplementation: Light Medium. Millenium Plan: Prudential (Ferr. Retirement)	35% Plan and Supplementation: Light Medium. Millenium Plan: Prudential (Ferr. Retirement)
Disability mortality table	Winklevoss - 1%	Winklevoss - 1%
Turnover table	Millenium plan 5% per annum, zero for plans 35% and Supplementation.	Millenium plan 5% per annum, zero for plans 35% and Supplementation.
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household composition of active participants	95% will be married at the time of retirement, with the wife being 4 years younger than the husband	95% will be married at the time of retirement, with the wife being 4 years younger than the husband

Schedule of average life expectancy

These tables represent an average life expectancy in years of employees who retire at the age of 65, as shown below:

	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)
	12/31/2019	12/31/2018	12/31/2019	12/31/2018	12/31/2019	12/31/2018

Longevity at age of 65 for current participants
Male	18.38	18.00	18.75	18.74	20.45	21.00
Female	18.38	18.00	21.41	22.23	23.02	23.00

Longevity for current participants who are 40
Male	40.15	40.00	40.60	40.60	42.70	43.00
Female	40.15	40.00	44.41	45.37	46.28	47.00

Schedule of allocation of plan assets

Allocation of plan assets:

		12/31/2019		12/31/2018
Variable income	25,236	0.65%	141,705	4,16%
Fixed income	3,607,398	92.63%	3,050,099	89,61%
Real estate	183,098	4.70%	52,091	1,53%
Others	78,756	2.02%	160,011	4,70%
Total	3,894,488	100.00%	3,403,906	100,00%

Schedule of quantitative sensitivity analysis regarding the significant assumptions for the pension plans

The quantitative sensitivity analysis regarding the significant assumptions for the pension plans as of December 31, 2019 is as follows:

					12/31/2019
	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)
Assumption: Discount rate
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	986	(918)	3,847	(3,773)	897	(1,126)
Effect on present value of obligations	(16,683)	18,012	(83,364)	98,252	(66,416)	73,565

Assumption: Salary growth
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations					212	(200)
Effect on present value of obligations					1,122	(1,063)

Assumption: Benefit adjustment
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	142	(125)	927	(405)	387	(387)
Effect on present value of obligations	2,100	(1,846)	13,609	(5,945)	5,543	(5,543)

Assumption: Mortality table
Sensitivity level	+1 year	-1 year	+1 year	-1 year	+1 year	-1 year
Effect on current service cost and on interest on actuarial obligations	1,561	(649)	4,715	(4,180)	1,543	(1,532)
Effect on present value of obligations	13,515	(9,603)	69,216	(61,372)	22,116	(22,214)

Schedule of forecast benefit payments of the defined benefit plans

The forecast benefit payments of the defined benefit plans for future years are as follows:

Payments	2019
Year 1	267,764
Year 2	261,355
Year 3	255,518
Year 4	249,398
Year 5	243,000
Next 5 years	1,109,647
Total forecast payments	2,386,682

Schedule of post-employment health care plan amounts	The amounts recognized in the balance sheet were determined as follows:
	12/31/2019	12/31/2018
Present value of obligations	892,396	897,137
Liabilities	892,396	897,137

Schedule of reconciliation of the healthcare liabilities

The reconciliation of the healthcare liabilities is as follows:

	12/31/2019	12/31/2018
Actuarial liability at the beginning of the year	897,137	866,784
Expenses recognized in income for the year	69,907	85,748
Sponsor’s contributions transferred in prior year	(82,081)	(71,632)
Recognition of actuarial loss/(gain)	7,433	16,237
Actuarial liability at the end of the year	892,396	897,137

Schedule of actuarial gains and losses recognized in shareholders' equity

The actuarial gains and losses recognized in shareholders' equity are as follows:

	12/31/2019	12/31/2018	12/31/2017
Actuarial gain /(loss) on obligation	7,433	16,237	170,445
Gain/(loss) recognized in shareholders' equity	7,433	16,237	170,445

Schedule of weighted average life expectancy

The weighted average life expectancy based on the mortality table used to determined actuarial obligations is as follows:

	12/31/2019	12/31/2018
Longevity at age of 65 for current participants
Male	20.24	19.55
Female	20.24	22.17

Longevity for current participants who are 40
Male	42.74	41.59
Female	42.74	45.30

Schedule of actuarial assumptions used for calculating postemployment healthcare benefits

The actuarial assumptions used for calculating post-employment healthcare were:

	12/31/2019	12/31/2018
Biometric and Demographic
General mortality table	AT 2000 segregated by gender	AT 2000 segregated by gender

Financial
Actuarial nominal discount rate	6.78%	9.62%
Inflation	3.61%	4.75%
Real increase in medical costs based on age (Aging Factor)	0,5% - 3,00% real a.a.	0.5% - 3.00% real a.a.
Nominal increase medical costs growth rate	6.98%	8.15%
Average medical cost (Claim cost)	1,319.36	1,054.65

Schedule of quantitative sensitivity analysis regarding the significant assumptions for the postemployment healthcare plans

The quantitative sensitivity analysis regarding the significant assumptions for the post-employment healthcare plans as of December 31, 2019 is as follows:

		12/31/2019
	Healthcare Plan
	Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	1,824	(2,006)
Effect on present value of obligations	(35,490)	38,444

	Assumption: Medical Inflation
Sensitivity level	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	5,646	(4,900)
Effect on present value of obligations	83,270	(72,264)

	Assumption: Mortality table
Sensitivity level	+1 year	-1 year
Effect on current service cost and on interest on actuarial obligations	4,093	(3,851)
Effect on present value of obligations	60,367	(56,802)

Schedule of forecast benefit payments of the postemployment healthcare plans

The forecast benefit payments of the postemployment healthcare plans for future years are as follows:

Forecast benefit payments	2019
Year 1	83,290
Year 2	80,574
Year 3	77,649
Year 4	74,529
Year 5	71,218
Next 5 years	301,853
Total forecast payments	689,113